Compensation and benefits (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Compensation and benefits
Salaries and variable compensation	SFr 2,474	SFr 2,617	SFr 2,536	SFr 5,091	SFr 5,189
Social security	274	191	283	465	471
Other	166	168	154	334	306
Compensation and benefits	2,914	2,976	2,973	5,890	5,966
Pension and other post-retirement expense	82	90	85	172	169
Severance and other compensation expense related to headcount reductions	48	SFr 49	63	97	87
Bank
Compensation and benefits
Compensation and benefits	SFr 2,910		SFr 2,993	SFr 5,865	SFr 5,997